DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2025
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2025
a) Partial disposition of our North American gas storage platform
On October 15, 2025, Brookfield Infrastructure completed the initial public offering (“IPO”) of our North American gas storage platform for proceeds of approximately $230 million (North American gas storage platform consortium of approximately $580 million or C$810 million). As a result of the IPO, our partnership partially sold down its interest in the business from approximately 40% to approximately 29% and will continue to consolidate the business following the sale. Our partnership recognized a gain on sale of approximately $50 million directly in equity in the Consolidated Statement of Partnership Capital.
Subsequent to December 31, 2025, Brookfield Infrastructure sold an additional interest in our North American gas storage platform for net proceeds of approximately $125 million (North American gas storage platform consortium of approximately $320 million or C$440 million), reducing our partnership interest from 29% to 24%.
b) Partial disposition of our U.K. port operation
On October 1, 2025, Brookfield Infrastructure sold 34% of its interest in its U.K. port operation for net proceeds of approximately $380 million (U.K. ports consortium of approximately $700 million), and retained a 25% interest as an investment in associate. As a result of the transaction, our partnership recognized a gain on sale of approximately $190 million (U.K. port operation consortium of approximately $310 million), net of taxes and AOCI hedge recycling impacts, and recognized a revaluation gain of approximately $260 million to the partnership on the retained interest, in other income (expense) on the Consolidated Statement of Operating Results.
c) Partial disposition of our Indian gas transmission operation
During the third quarter of 2025, our partnership sold a portion of its interest in our Indian gas transmission operation. The sale resulted in net proceeds of approximately $55 million to the partnership (Indian gas transmission operation consortium of approximately $205 million). Our partnership recognized a gain on sale of approximately $7 million directly in equity in the Consolidated Statement of Partnership Capital.
d) Disposition of a subsidiary of our European hyperscale data center platform
During the third quarter of 2025, our European hyperscale data center platform sold a 90% interest in a portfolio of stabilized data center assets for net proceeds of approximately $310 million (European hyperscale data center platform consortium of approximately $1.7 billion). As a result of the transaction, our partnership recognized a gain of approximately $25 million (European hyperscale data center platform consortium of approximately $160 million) in other income (expense) on the Consolidated Statement of Operating Results. Upon disposition of its 90% interest in the subsidiary, our European hyperscale data center platform retained a 10% interest as an investment in associate.
e) Disposition of a subsidiary of our Global intermodal logistics operation
During the first quarter of 2025, our global intermodal logistics operation sold a 33% interest in a stabilized container subsidiary for net proceeds of approximately $120 million (global intermodal logistics operation consortium of approximately $440 million). Our partnership recognized a gain on sale of approximately $50 million (global intermodal logistics operation consortium of approximately $190 million) in other income (expense) on the Consolidated Statement of Operating Results. Our global intermodal logistics operation recognized its retained interest in the subsidiary as an investment in associate.
In the third quarter of 2025, our global intermodal logistics operation sold an additional 33% interest in a stabilized container portfolio. Refer to Note 13, Investments in Associates and Joint Ventures, for more details.
Dispositions Completed in 2024
a) Disposition of a subsidiary of our Australian port operation
During the first and second quarters of 2024, our Australian port operation sold interests in several of its subsidiaries. The sales resulted in net proceeds of approximately $20 million (Australian port operation consortium of approximately $75 million). Our partnership recognized a gain on sale of approximately $6 million (Australian port operation consortium total of approximately $25 million) in other income (expense) on the Consolidated Statement of Operating Results.